UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, President & CEO
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Consumer Discretionary - 12.5%
Auto Components - 1.5%
Johnson Controls, Inc.	40,100	$1,957,281

Automobiles - 0.7%
Harley-Davidson, Inc.	14,500	921,620

Distributors - 0.5%
LKQ Corp. (a)	24,175	686,570

Household Durables - 1.3%
D.R. Horton, Inc.	31,125	674,790
Jarden Corp. (a)	16,335	976,670
		1,651,460
Leisure Products - 0.5%
Brunswick Corp.	15,350	660,050

Media - 2.5%
The Walt Disney Co.	14,400	1,294,272
Time Warner Inc.	12,225	941,692
Viacom Inc. Class B	11,200	908,880
		3,144,844
Multiline Retail - 3.2%
Kohl's Corp.	28,885	1,698,149
Target Corp.	38,460	2,310,292
		4,008,441
Specialty Retail - 1.8%
Bed Bath & Beyond Inc. (a)	26,075	1,675,579
Lumber Liquidators Holdings, Inc. (a)	11,400	652,308
		2,327,887
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	6,200	636,616

Consumer Staples - 6.9%
Beverages - 1.3%
PepsiCo, Inc.	17,225	1,593,140

Food & Staples Retailing - 4.1%
CVS Caremark Corp.	15,900	1,263,255
Walgreen Co.	33,900	2,051,628
Wal-Mart Stores, Inc.	24,725	1,866,737
		5,181,620
Household Products - 1.5%
The Procter & Gamble Co.	23,325	1,938,541

1

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 11.8%
Energy Equipment & Services - 1.9%
Helmerich & Payne, Inc.	5,550	$583,028
Schlumberger Ltd.	16,994	1,863,222
		2,446,250
Oil, Gas & Consumable Fuels - 9.9%
Apache Corp.	12,850	1,308,516
Chevron Corp.	17,570	2,274,436
Devon Energy Corp.	20,875	1,574,392
EOG Resources, Inc.	11,550	1,269,114
Exxon Mobil Corp.	34,820	3,463,197
Noble Energy, Inc.	17,850	1,287,699
PetroChina Co. Ltd. ADR	9,325	1,322,285
		12,499,639
Financials - 18.1%
Banks - 11.8%
Associated Banc-Corp	74,715	1,358,319
Bank of America Corp.	187,150	3,011,243
CIT Group Inc.	33,875	1,624,645
Citigroup Inc.	52,700	2,721,955
First Horizon National Corp.	109,885	1,336,202
JPMorgan Chase & Co.	44,375	2,638,094
PNC Financial Services Group, Inc.	11,805	1,000,474
SunTrust Banks, Inc.	16,750	637,840
Zions Bancorporation	21,750	633,795
		14,962,567
Capital Markets - 2.5%
Northern Trust Corp.	19,495	1,351,978
State Street Corp.	25,600	1,843,968
		3,195,946
Consumer Finance - 0.6%
Discover Financial Services	11,395	710,706

Diversified Financial Services - 1.3%
MSCI Inc. (a)	34,500	1,591,830

Insurance - 0.9%
Aflac, Inc.	19,710	1,207,040

Real Estate Investment Trusts - 1.0%
DiamondRock Hospitality Co.	50,850	677,322
Host Hotels & Resorts Inc.	28,425	648,659
		1,325,981

2

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 12.3%
Biotechnology - 4.2%
Amgen Inc.	9,490	$1,322,716
Celgene Corp. (a)	16,800	1,596,336
Exact Sciences Corp. (a)	113,225	2,360,741
		5,279,793
Health Care Equipment & Supplies - 3.7%
Baxter Int'l. Inc.	17,710	1,327,896
Hologic, Inc. (a)	51,625	1,283,914
Medtronic, Inc.	10,965	700,115
ResMed Inc.	14,150	750,658
Zimmer Holdings, Inc.	6,575	652,963
		4,715,546
Health Care Providers & Services - 3.4%
Express Scripts Holding Co. (a)	32,100	2,373,153
McKesson Corp.	10,185	1,986,381
		4,359,534
Pharmaceuticals - 1.0%
Johnson & Johnson	12,260	1,271,730

Industrials - 11.6%
Air Freight & Logistics - 1.0%
FedEx Corp.	8,475	1,253,283

Building Products - 1.7%
Masco Corp.	89,900	2,109,953

Electrical Equipment - 3.9%
ABB Ltd. ADR	84,575	1,925,773
Emerson Electric Co.	23,625	1,512,472
Rockwell Automation, Inc.	12,525	1,460,540
		4,898,785
Industrial Conglomerates - 3.5%
General Electric Co.	96,750	2,513,565
3M Co.	13,145	1,892,880
		4,406,445
Machinery - 1.5%
Illinois Tool Works Inc.	14,275	1,259,198
Ingersoll-Rand PLC	10,075	606,515
		1,865,713

3

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 25.6%
Communications Equipment - 6.3%
Cisco Systems, Inc.	111,735	$2,792,258
JDS Uniphase Corp. (a)	226,035	2,610,704
Qualcomm, Inc.	33,430	2,544,023
		7,946,985
Electronic Equipment, Instruments & Components - 1.3%
Corning Inc.	58,000	1,209,880
Maxwell Technologies, Inc. (a)	38,697	397,418
		1,607,298
Internet Software & Services - 2.9%
eBay Inc. (a)	18,570	1,030,635
Google Inc. Class A (a)	4,530	2,638,091
		3,668,726
IT Services - 1.7%
Alliance Data Systems Corp. (a)	3,525	932,856
Visa Inc. Class A	5,620	1,194,362
		2,127,218
Semiconductors & Semiconductor Equipment - 6.7%
Altera Corp.	36,275	1,281,959
Broadcom Corp. Class A (a)	53,315	2,099,545
Intel Corp.	63,275	2,209,563
Linear Technology Corp.	19,570	882,803
Maxim Integrated Products, Inc.	30,355	937,666
NXP Semiconductors N.V. (a)	15,200	1,041,504
		8,453,040
Software - 4.4%
Microsoft Corp.	87,151	3,959,270
Oracle Corp.	40,000	1,661,200
		5,620,470
Technology Hardware, Storage & Peripherals - 2.3%
EMC Corp.	47,475	1,401,937
Hewlett-Packard Co.	40,100	1,523,800
		2,925,737
Materials - 1.0%
Metals & Mining - 1.0%
Freeport-McMoRan Inc.	35,925	1,306,592

TOTAL COMMON STOCKS (COST $100,335,922)		126,464,877

4

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%

Money Market Funds - 0.1%
Fidelity Money Market Portfolio Class I, 0.044% (b)	176,026	$176,026

Total Money Market Funds		176,026

TOTAL SHORT-TERM INVESTMENTS (COST $176,026)		176,026

TOTAL INVESTMENTS - 99.9% (COST $100,511,948)		126,640,903

NET OTHER ASSETS AND LIABILITIES - 0.1%		121,770

NET ASSETS - 100.0%		$126,762,673

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2014.

ADR:	American Depositary Receipt
N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

At August 31, 2014, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$100,817,440
Unrealized appreciation	$27,026,038
Unrealized depreciation	$(1,202,575)
Net unrealized appreciation (depreciation)	$25,823,463

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and straddles.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

5

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Consumer Discretionary - 17.0%
Automobiles - 1.0%
Harley-Davidson, Inc.	6,100	$387,716

Distributors - 1.1%
LKQ Corp. (a)	15,020	426,568

Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	11,475	542,997

Household Durables - 2.6%
D.R. Horton, Inc.	14,100	305,688
Jarden Corp. (a)	11,962	715,208
		1,020,896
Leisure Products - 1.0%
Brunswick Corp.	9,475	407,425

Multiline Retail - 3.0%
Kohl's Corp.	13,110	770,737
Nordstrom, Inc.	5,800	401,650
		1,172,387
Specialty Retail - 4.3%
Bed Bath & Beyond Inc. (a)	12,780	821,243
Chico's FAS, Inc.	18,675	295,065
Lumber Liquidators Holdings, Inc. (a)	7,000	400,540
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,100	204,351
		1,721,199
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	11,055	407,156
Hanesbrands, Inc.	6,015	617,620
		1,024,776
Consumer Staples - 3.2%
Food & Staples Retailing - 1.3%
The Fresh Market, Inc. (a)	15,925	531,099

Food Producers - 1.9%
Ingredion Inc.	2,775	221,334
McCormick & Co., Inc.	2,043	142,377
The J. M. Smucker Co.	3,787	388,546
		752,257

1

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 6.7%
	Energy Equipment & Services - 2.6%
Cameron Int'l. Corp. (a)	2,925	$217,415
Dresser-Rand Group, Inc. (a)	4,720	327,096
FMC Technologies, Inc. (a)	3,400	210,256
Helmerich & Payne, Inc.	2,695	283,110
		1,037,877
	Oil, Gas & Consumable Fuels - 4.1%
Cameco Corp.	10,025	196,189
Denbury Resources Inc.	5,210	89,716
Goodrich Petroleum Corp. (a)	10,300	227,630
Murphy Oil Corp.	4,501	281,177
Noble Energy, Inc.	9,175	661,884
Oasis Petroleum Inc. (a)	3,550	174,625
		1,631,221
Financials - 21.4%
Banks - 8.3%
Associated Banc-Corp	38,580	701,384
CIT Group Inc.	16,755	803,570
First Horizon National Corp.	67,320	818,611
Regions Financial Corp.	19,060	193,459
SunTrust Banks, Inc.	10,345	393,938
Zions Bancorporation	13,610	396,595
		3,307,557
Capital Markets - 2.9%
Eaton Vance Corp.	10,545	412,942
Northern Trust Corp.	10,880	754,528
		1,167,470
Consumer Finance - 1.3%
Discover Financial Services	8,229	513,243

Diversified Financial Services - 1.9%
MSCI Inc. (a)	15,910	734,087

Insurance - 1.8%
Cincinnati Financial Corp.	6,190	297,677
Unum Group	11,380	412,753
		710,430
Real Estate Investment Trusts - 4.2%
Annaly Capital Management Inc.	36,675	436,433
DiamondRock Hospitality Co.	31,475	419,247
Host Hotels & Resorts Inc.	17,835	406,995
LaSalle Hotel Properties	11,320	413,746
		1,676,421
Thrifts & Mortgage Finance - 1.0%
Flagstar Bancorp, Inc. (a)	22,350	389,561

2

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 15.5%
Biotechnology - 3.3%
Exact Sciences Corp. (a)	49,350	$1,028,947
Myriad Genetics, Inc. (a)	7,625	275,949
		1,304,896
Health Care Equipment & Supplies - 5.3%
Hologic, Inc. (a)	20,025	498,022
Masimo Corp. (a)	5,750	129,030
Natus Medical Inc. (a)	10,575	297,263
ResMed Inc.	14,296	758,403
Zimmer Holdings, Inc.	4,025	399,723
		2,082,441
Health Care Providers & Services - 5.4%
Catamaran Corp. (a)	11,275	531,278
Hanger, Inc. (a)	27,525	616,560
Henry Schein, Inc. (a)	2,244	268,584
McKesson Corp.	1,565	305,222
Patterson Cos., Inc.	10,080	405,922
		2,127,566
Health Care Technology - 1.5%
MedAssets Inc. (a)	26,190	602,370

Industrials - 11.9%
Air Freight & Logistics - 1.0%
Expeditors Int'l. of Washington, Inc.	9,300	384,090

Building Products - 2.4%
Masco Corp.	27,775	651,879
USG Corp. (a)	10,625	307,806
		959,685
Commercial Services & Supplies - 0.7%
Cintas Corp.	4,470	295,646

Electrical Equipment - 2.6%
Regal-Beloit Corp.	6,605	469,417
Rockwell Automation, Inc.	4,725	550,982
		1,020,399
Machinery - 4.5%
Allison Transmission Holdings, Inc.	12,625	387,335
Ingersoll-Rand PLC	9,750	586,950
Mueller Water Products, Inc. Class A	23,100	213,213
SPX Corp.	5,700	593,085
		1,780,583
Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	1,188	292,486

3

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 18.7%
Communications Equipment - 2.1%
JDS Uniphase Corp. (a)	70,606	$815,499

Electronic Equipment, Instruments & Components - 1.6%
InvenSense Inc. (a)	14,400	372,240
Maxwell Technologies, Inc. (a)	25,997	266,989
		639,229
Internet Software & Services - 1.4%
Liquidity Services, Inc. (a)	37,500	571,500

IT Services - 2.1%
Alliance Data Systems Corp. (a)	1,875	496,200
Fiserv, Inc. (a)	4,944	318,740
		814,940
Semiconductors & Semiconductor Equipment - 8.6%
Altera Corp.	11,550	408,177
Broadcom Corp. Class A (a)	23,530	926,611
Cavium Inc. (a)	11,825	664,328
Linear Technology Corp.	8,390	378,473
Maxim Integrated Products, Inc.	19,241	594,354
NXP Semiconductors N.V. (a)	6,125	419,685
		3,391,628
Software - 1.3%
Electronic Arts Inc. (a)	5,115	193,552
Take-Two Interactive Software, Inc. (a)	13,535	318,208
		511,760
Technology Hardware, Storage & Peripherals - 1.6%
Silicon Graphics Int'l. Corp. (a)	22,025	215,845
Stratasys Ltd. (a)	1,850	221,926
3D Systems Corp. (a)	3,450	184,610
		622,381
Materials - 4.1%
Chemicals - 3.0%
Ecolab Inc.	5,356	614,976
Int'l. Flavors & Fragrances Inc.	5,760	585,158
		1,200,134
Metals & Mining - 1.1%
Lundin Mining Corp. (a)	41,600	224,848
Stillwater Mining Co. (a)	12,325	228,752
		453,600
Utilities - 1.5%
Electric Utilities - 0.3%
Pepco Holdings, Inc.	4,950	136,422

Multi-Utilities - 1.2%
MDU Resources Group, Inc.	5,200	162,812
SCANA Corp.	5,675	294,760
		457,572

TOTAL COMMON STOCKS (COST $31,977,493)		39,620,014

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.044% (b)	17,643	$17,643

Total Money Market Funds		17,643

TOTAL SHORT-TERM INVESTMENTS (COST $17,643)		17,643

TOTAL INVESTMENTS - 100.0% (COST $31,995,136)		39,637,657

NET OTHER ASSETS AND LIABILITIES - 0.0%		(8,069)

NET ASSETS - 100.0%		$39,629,588

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2014.

N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

At August 31, 2014, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$32,137,119
Unrealized appreciation	$8,479,727
Unrealized depreciation	$(979,189)
Net unrealized appreciation (depreciation)	$7,500,538

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

5

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS - 98.8%

Asset-Backed Securities - 7.5%
America West Airlines
8.057% due 7/2/2020, Series 2000-1	23,062	$26,521

Ameritech Capital Funding Corp.
9.100% due 6/1/2016	3,178	3,494

AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (f)	41,372,512	42,355,109

Basketball Properties Ltd.
6.650% due 3/1/2025 (f)	5,289,020	5,738,164

Beaver Valley II Funding
9.000% due 6/1/2017	2,000	2,120

British Airways PLC
5.625% due 6/20/2020, Series 2013-1 (f)	37,540,996	40,145,591
5.625% due 6/20/2020, Series 2013-1 B (f)	99,562	106,470

Bvps II Funding Corp.
8.890% due 6/1/2017	23,000	24,381

Continental Airlines
6.748% due 3/15/2017, Series 1998-1 B	87,564	95,882
9.250% due 5/10/2017, Series 2009-2 B	570,261	632,989
6.648% due 9/15/2017, Series 1998-1 A	282,195	300,538
6.820% due 5/1/2018, Series 1998-3 A-1	160,152	176,167
6.000% due 1/12/2019, Series 2010-1 B	60,144	64,054
6.250% due 4/11/2020, Series 2012-1 B	11,217,814	12,059,150
5.500% due 10/29/2020, Series 2012-2 B	4,127,780	4,396,085

Delta Air Lines
6.750% due 11/23/2015, Series 2010-2 B (f)	37,426,000	39,671,560
6.375% due 1/2/2016, Series 2010-1 B (f)	13,453,000	14,260,180
9.750% due 12/17/2016, Series 2009-1 B	804,384	909,959
6.821% due 8/10/2022, Series 2007-1 A	9,666,474	11,346,507
6.718% due 1/2/2023, Series 2002-1 G-1	4,275	5,023

Doric Nimrod Air Alpha
6.125% due 11/30/2019, Series 2013-1 (f)	28,776,611	30,575,150

Doric Nimrod Air Finance Alpha Ltd.
6.500% due 5/30/2021, Series 2012-1 B (f)	31,362,609	33,675,884

Express Pipeline LP
7.390% due 12/31/2017 (f)	1,788,000	1,912,552

Federal Express Corp.
7.630% due 1/1/2015, Series 1993	915,785	938,679
7.020% due 1/15/2016, Series 1998	1,525,620	1,613,343
7.840% due 1/30/2018, Series 1996	280,702	317,194

FPL Energy Caithness Funding Corp.
7.645% due 12/31/2018 (f)	1,869,856	1,963,203

General American Railcar
6.690% due 9/20/2016, Series 1997-1 (f)	189,659	199,142
7.760% due 8/20/2018, Series III (f)	800,006	895,610

Landmark Leasing LLC
6.200% due 10/1/2022, Series 2004A (f)	263,489	269,304

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
Midwest Family Housing LLC
5.168% due 7/1/2016 (f)	172,000	$174,174

Northwest Airlines
7.691% due 4/1/2017, Series 2001-1 B	86,725	95,831
8.028% due 11/1/2017, Series 2007-1 B	105,021	117,360
7.575% due 3/1/2019, Series 1999-2 A	1,192,611	1,350,632
7.150% due 10/1/2019, Series 2000-1 G (b)	35,035	39,940
7.027% due 11/1/2019, Series 2007-1 A	13,060,283	14,986,675
6.264% due 11/20/2021, Series 2002-1 G-2	680,275	729,595
7.041% due 4/1/2022, Series 2001-1 A-1	411,404	486,485

United Air Lines
10.400% due 11/1/2016, Series 2009-1	3,108,728	3,466,232

US Airways
8.360% due 1/20/2019, Series 1999-1A	98,634	111,950

Total Asset-Backed Securities		266,238,879

Convertible Bonds - 0.2%

Hospitality Properties Trust
3.800% due 3/15/2027	7,309,000	7,290,728

Total Convertible Bonds		7,290,728

Corporate Bonds - 86.0%
Advance Auto Parts, Inc.
5.750% due 5/1/2020	21,826,000	24,801,713

Air Lease Corp.
4.500% due 1/15/2016	20,691,000	21,389,321
5.625% due 4/1/2017	34,210,000	36,861,275

Alcoa Inc.
5.550% due 2/1/2017	118,000	128,250
6.750% due 7/15/2018	11,553,000	13,233,800
5.720% due 2/23/2019	6,233,000	6,918,200

Aluminum Company of America
6.500% due 6/15/2018	24,351,000	27,487,190

American Express
6.650% due 9/15/2015	90,000	94,954
6.900% due 9/15/2015	277,000	293,751

American Financial Group, Inc.
9.875% due 6/15/2019	1,751,000	2,281,149

American General Finance
6.000% due 10/15/2014	1,000,000	999,995
6.000% due 12/15/2014	1,000,000	997,560

American Standard Inc.
5.500% due 4/1/2015	170,000	174,329

Ameriprise Financial, Inc.
7.518% due 6/1/2066 (b)	3,329,000	3,628,610

Amphenol Corp.
4.750% due 11/15/2014	698,000	703,821

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Arden Realty LP
5.250% due 3/1/2015	3,065,000	$3,098,013

Astoria Financial Corp.
5.000% due 6/19/2017	30,361,000	32,709,514

Avnet, Inc.
6.000% due 9/1/2015	1,290,000	1,351,321
6.625% due 9/15/2016	551,000	609,829

Avon Products, Inc.
5.750% due 3/1/2018	9,672,000	10,327,868
4.200% due 7/15/2018	15,000	15,401
6.500% due 3/1/2019	66,202,000	72,451,601
4.600% due 3/15/2020	500,000	513,542

Bank of America Corp.
4.200% due 3/15/2015	94,000	95,635
4.000% due 4/15/2015	64,000	65,072
4.250% due 5/15/2015	37,000	37,791
4.200% due 6/15/2015	10,000	10,235
4.350% due 6/15/2015	94,000	95,453
5.350% due 9/15/2015	549,000	569,917
5.500% due 9/15/2015	30,000	31,050
5.250% due 12/1/2015	333,000	349,900
5.625% due 10/14/2016	935,000	1,019,722
6.000% due 8/15/2017	115,000	128,210
6.050% due 8/15/2017	948,000	1,053,059
5.750% due 12/1/2017	555,000	622,618
5.350% due 3/15/2018	81,000	88,917
5.800% due 2/15/2019	10,000	11,121
7.625% due 6/1/2019	730,000	893,584
6.400% due 8/15/2019	141,000	163,144
6.750% due 8/15/2019	671,000	787,450

Barclays Bank PLC
2.000% due 12/23/2014	25,000	25,055

Best Buy Co., Inc.
3.750% due 3/15/2016	11,652,000	11,943,300

Biomet, Inc.
6.500% due 8/1/2020	1,500,000	1,614,375

Block Financial LLC
5.125% due 10/30/2014	250,000	251,476

BMC Software, Inc.
7.250% due 6/1/2018	26,928,000	27,129,960

Boston Scientific Corp.
6.250% due 11/15/2015 (b)	3,358,000	3,570,511

Brocade Communications Systems, Inc.
6.875% due 1/15/2020	76,756,000	80,545,827

Bunge Ltd. Finance Corp.
5.100% due 7/15/2015	23,000	23,859

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Carpenter Technology Corp.
6.990% due 4/20/2018	415,000	$454,686
7.060% due 5/21/2018	500,000	543,800
7.030% due 5/22/2018	8,000	8,693

Caterpillar Financial Services Corp.
1.550% due 6/15/2015	100,000	100,148

Centel Capital Corp.
9.000% due 10/15/2019	10,000	12,113

CenterPoint Energy, Inc.
6.850% due 6/1/2015	192,000	200,662

Centrais Eletricas Brasileiras S.A.
6.875% due 7/30/2019 (f)	32,373,000	36,014,962
6.875% due 7/30/2019 (f)	1,345,000	1,496,313
5.750% due 10/27/2021 (f)	7,815,000	8,092,432

Citigroup, Inc.
2.184% due 12/28/2014 (b)	1,050,000	1,046,430
4.875% due 5/7/2015	991,000	1,018,863
5.500% due 2/15/2017	180,000	196,717
4.250% due 12/15/2018 (c)	250,000	248,185
5.350% due 5/15/2023 (b)(e)	13,000,000	12,413,297

Cliffs Natural Resources Inc.
4.200% due 1/15/2018 (b)	6,463,000	6,508,461
5.900% due 3/15/2020	63,404,000	63,481,606
4.800% due 10/1/2020	100,000	94,970
4.875% due 4/1/2021	1,268,000	1,204,255

CNA Financial Corp.
5.850% due 12/15/2014	1,053,000	1,069,415
6.950% due 1/15/2018	605,000	698,236

Columbia Property Trust
5.875% due 4/1/2018	130,000	137,272

Commercial Net Lease Realty, Inc.
6.150% due 12/15/2015	443,000	472,190

CommonWealth REIT
5.875% due 9/15/2020	17,777,000	19,325,643

Computer Sciences Corp.
6.500% due 3/15/2018	19,477,000	22,279,546

Continental Resources, Inc.
7.375% due 10/1/2020	5,593,000	6,152,300

Con-way Inc.
7.250% due 1/15/2018	13,089,000	15,172,756

Copano Energy, LLC
7.125% due 4/1/2021	2,722,000	3,053,741

Countrywide Financial Corp.
6.250% due 5/15/2016	952,000	1,031,145
5.250% due 5/27/2020	372,000	371,011
6.000% due 8/26/2020 (c)	140,000	139,034

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Countrywide Home Loans, Inc.
6.000% due 1/24/2018	1,112,000	$1,110,783
5.500% due 5/16/2018	249,000	246,583

Coventry Health Care, Inc.
5.950% due 3/15/2017	354,000	394,023

Crown Castle Towers LLC
3.214% due 8/15/2015 (f)	6,650,000	6,751,652

Dayton Hudson Corp.
9.520% due 6/10/2015	90,000	94,393

Deutsche Bank Financial LLC
5.375% due 3/2/2015	130,000	132,987

Development Bank of Kazakhstan
6.500% due 6/3/2020 (f)	3,555,000	3,857,886

Diamond Offshore Drilling, Inc.
5.150% due 9/1/2014	25,000	25,000

Discover Financial Services
6.450% due 6/12/2017	590,000	664,570
10.250% due 7/15/2019	11,193,000	14,519,436

Dominion Resources, Inc.
7.500% due 6/30/2066 (b)	18,291,000	19,790,862

Domtar Corp.
7.125% due 8/15/2015	238,000	250,142
9.500% due 8/1/2016	885,000	1,005,395
10.750% due 6/1/2017	19,809,000	24,320,460

Dow Chemical Co.
2.850% due 5/15/2016	18,000	18,015
2.900% due 5/15/2016	200,000	200,088
2.350% due 8/15/2016	15,000	14,994

Duquesne Light Holdings Inc.
5.500% due 8/15/2015	6,924,000	7,224,966

Embraer Overseas Ltd.
6.375% due 1/24/2017	8,201,000	8,949,341

Endurance Specialty Holdings Ltd.
6.150% due 10/15/2015	6,198,000	6,521,969

Entergy Corp.
3.625% due 9/15/2015	461,000	473,752

Enterprise Products Operating LLC
7.000% due 6/1/2067 (b)	9,613,000	10,093,650
7.034% due 1/15/2068 (b)	1,483,000	1,679,497

Everest Reinsurance Holdings Inc.
6.600% due 5/15/2037 (b)	8,692,000	9,137,465

Expedia, Inc.
7.456% due 8/15/2018	17,549,000	20,687,463
5.950% due 8/15/2020	18,711,000	21,165,266

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	1,905,000	$2,040,699
7.375% due 4/15/2018	28,666,500	32,485,107
5.800% due 5/15/2021 (f)	12,040,000	13,120,734

Fidelity National Financial, Inc.
6.600% due 5/15/2017	16,009,000	17,965,204

Fifth Third Bancorp
4.900% due 9/30/2019 (b)(e)	76,893,000	77,185,193

First Midwest Bancorp, Inc.
5.875% due 11/22/2016	1,175,000	1,260,705

First Tennessee Bank
5.650% due 4/1/2016	5,247,000	5,544,809

Ford Motor Credit Co.
1.750% due 9/20/2014	10,000	9,996

Fortune Brands, Inc.
5.375% due 1/15/2016	10,000	10,581

Frontier Oil Corp.
6.875% due 11/15/2018	27,648,000	28,857,600

Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016 (f)	7,000,000	7,297,500
8.146% due 4/11/2018 (f)	4,500,000	4,961,250
9.250% due 4/23/2019 (f)	30,596,000	35,032,420
9.250% due 4/23/2019 (f)	29,000,000	33,205,000

GE Capital Trust I
6.375% due 11/15/2067 (b)	20,107,000	22,312,477

General Electric Capital Corp.
5.250% due 6/15/2015	25,000	25,795
5.400% due 6/15/2015	59,000	60,929
5.500% due 8/15/2015	30,000	31,294
5.000% due 4/15/2016	45,000	47,545
6.750% due 4/15/2018	373,000	430,608
6.300% due 5/15/2018	1,790,000	2,040,045
6.000% due 7/15/2018	57,000	64,407
6.000% due 7/15/2018	39,000	44,238
0.618% due 5/5/2026 (b)	613,000	574,993
6.375% due 11/15/2067 (b)	52,298,000	57,993,252

Genworth Financial Inc.
8.625% due 12/15/2016	8,264,000	9,534,193
6.515% due 5/22/2018	17,629,000	20,042,604
7.700% due 6/15/2020	8,418,000	10,192,683
7.200% due 2/15/2021	423,000	504,153

GFI Group Inc.
10.375% due 7/19/2018 (b)	58,453,000	71,531,859

Goldman Sachs Group, Inc.
5.625% due 1/15/2017	565,000	617,276

Great Plains Energy Inc.
6.875% due 9/15/2017	30,000	33,493

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Harsco Corp.
5.750% due 5/15/2018	24,634,000	$26,604,720

HCP, Inc.
7.072% due 6/8/2015	714,000	748,763

Hewlett-Packard Co.
5.500% due 3/1/2018	6,498,000	7,329,783

Hillshire Brands Co.
2.750% due 9/15/2015	124,000	126,291

Horace Mann Educators Corp.
6.850% due 4/15/2016	9,223,000	10,041,163

Hospira, Inc.
6.050% due 3/30/2017	13,217,000	14,542,255

Hospitality Properties Trust
6.300% due 6/15/2016	1,088,000	1,156,669
5.625% due 3/15/2017	12,258,000	13,349,832
6.700% due 1/15/2018	5,002,000	5,612,399

Host Hotels & Resorts LP
5.875% due 6/15/2019	3,795,000	4,035,611
6.000% due 11/1/2020	2,626,000	2,854,039

HRPT Properties Trust
6.400% due 2/15/2015	215,000	214,997
5.750% due 11/1/2015	495,000	508,300
6.250% due 8/15/2016	4,640,000	4,921,834
6.250% due 6/15/2017	5,458,000	5,843,695
6.650% due 1/15/2018	33,378,000	37,012,764

HSBC Finance Corp.
4.600% due 9/15/2014	64,000	64,069
4.700% due 9/15/2014	17,000	17,019
5.650% due 9/15/2014	163,000	163,146
5.700% due 9/15/2014	150,000	150,191
5.800% due 9/15/2014	185,000	184,833
5.850% due 9/15/2014	347,000	347,306
5.650% due 10/15/2014	75,000	75,296
5.650% due 10/15/2014	5,000	5,025
5.750% due 10/15/2014	283,000	284,269
4.000% due 1/15/2015	15,000	15,165
4.950% due 2/15/2015	27,000	27,461
4.000% due 3/15/2015	41,000	41,196
4.050% due 3/15/2015	5,000	5,063
3.800% due 4/15/2015	20,000	20,334
3.700% due 6/15/2015	10,000	10,221
4.150% due 7/15/2015	50,000	51,261
5.600% due 2/15/2018	250,000	278,072

Ingersoll-Rand PLC
4.750% due 5/15/2015	23,000	23,666

Ingram Micro Inc.
5.250% due 9/1/2017	1,000,000	1,095,485

International Game Technology
7.500% due 6/15/2019	6,725,000	7,669,298

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
International Lease Finance Corp.
6.750% due 9/1/2016 (f)	36,567,000	$39,995,156

Jabil Circuit, Inc.
7.750% due 7/15/2016	779,000	868,585
8.250% due 3/15/2018	68,719,000	80,916,622

John Hancock Life Ins. Co.
5.450% due 9/15/2015	201,000	209,425
5.450% due 10/15/2015	29,000	30,345
5.500% due 11/15/2015	75,000	78,835
5.250% due 12/15/2015	25,000	25,836
5.500% due 12/15/2015	25,000	26,326
5.000% due 4/15/2016	60,000	63,607

JPMorgan Chase & Co.
7.900% due 4/30/2018 (b)(e)	76,324,000	84,433,425
5.250% due 5/15/2018	65,000	64,966
5.250% due 3/15/2019	20,000	19,955

Lexmark International, Inc.
6.650% due 6/1/2018	3,370,000	3,805,842

LG&E and KU Energy LLC
2.125% due 11/15/2015 (f)	150,000	151,964

Liberty Property LP
5.125% due 3/2/2015	58,000	59,244

Lincoln National Corp.
7.000% due 5/17/2066 (b)	10,000,000	10,300,000

Macy's Retail Holdings Inc.
8.125% due 8/15/2035	99,000	106,020

Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (b)	397,000	413,419
5.629% due 12/1/2021 (b)	1,002,000	1,042,080

Marriott International, Inc.
5.810% due 11/10/2015	373,000	394,178

Masco Corp.
4.800% due 6/15/2015	7,882,000	8,093,781
6.125% due 10/3/2016	4,502,000	4,873,415
5.850% due 3/15/2017	3,675,000	3,969,000
6.625% due 4/15/2018	13,335,000	14,668,500
7.125% due 3/15/2020	1,440,000	1,656,000

Maytag Corp.
5.000% due 5/15/2015	295,000	303,422

MBIA Inc.
6.400% due 8/15/2022	68,078,000	68,418,390

MBNA Corp.
5.000% due 6/15/2015	900,000	931,669

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Merrill Lynch & Co.
5.300% due 9/30/2015	1,712,000	$1,798,162
6.050% due 5/16/2016	3,000,000	3,243,993
6.400% due 8/28/2017	3,048,000	3,462,897
6.875% due 4/25/2018	233,000	271,684
6.500% due 7/15/2018	2,668,000	3,091,372
6.875% due 11/15/2018	2,316,000	2,734,138
8.400% due 11/1/2019	310,000	393,111

Midcontinent Express Pipeline LLC
6.700% due 9/15/2019 (f)	4,665,000	5,283,112

Morgan Stanley
4.000% due 7/24/2015	200,000	206,234
5.375% due 10/15/2015	1,000,000	1,051,185
5.750% due 10/18/2016	2,178,000	2,383,745
6.250% due 8/28/2017	1,045,000	1,183,025
5.950% due 12/28/2017	2,933,000	3,318,156
6.625% due 4/1/2018	10,152,000	11,755,143
7.300% due 5/13/2019	4,020,000	4,864,461
6.250% due 7/8/2019 (c)	195,000	201,776
5.625% due 9/23/2019	400,000	457,078
5.500% due 1/26/2020	10,000	11,363
3.500% due 10/15/2020 (c)	3,455,000	3,420,315

Mylan Inc.
7.875% due 7/15/2020 (f)	9,975,000	10,933,488

National City Bank of Indiana
4.250% due 7/1/2018	200,000	216,157

National Retail Properties Inc.
6.875% due 10/15/2017	2,273,000	2,620,173

National Rural Utilities
2.450% due 2/15/2015	20,000	19,967
7.200% due 10/1/2015	30,000	31,819

NationsBank Corp.
7.750% due 8/15/2015	2,510,000	2,676,925

Nationwide Building Society
5.000% due 8/1/2015 (f)	250,000	258,750

NCNB Corp.
10.200% due 7/15/2015	222,000	239,882

NET Servicos de Comunicacao S.A.
7.500% due 1/27/2020	50,810,000	53,604,550

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	96,000	107,899

Northern Indiana Public Service Co.
7.590% due 6/12/2017	182,000	205,022

Odyssey Re Holdings Corp.
6.875% due 5/1/2015	72,000	74,264

Omega Healthcare Investors, Inc.
6.750% due 10/15/2022	16,210,000	17,466,275

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Oversea-Chinese Banking Corp. Ltd.
4.250% due 11/18/2019 (b)(f)	6,560,000	$6,598,219

Owens Corning
6.500% due 12/1/2016	3,372,000	3,731,829

Pemex Project Funding Master Trust
9.250% due 3/30/2018	20,000	23,994

Petrobras Energia S.A.
5.875% due 5/15/2017 (f)	13,500,000	14,226,975
5.875% due 5/15/2017 (f)	24,549,000	25,870,964

Petrobras Int'l. Finance Co.
8.375% due 12/10/2018	727,000	866,648
7.875% due 3/15/2019	20,261,200	23,604,906
5.750% due 1/20/2020	10,807,000	11,649,406
5.375% due 1/27/2021	350,000	369,005

Pitney Bowes Inc.
5.000% due 3/15/2015	865,000	884,329
5.750% due 9/15/2017	11,000	12,170
6.250% due 3/15/2019	918,000	1,055,317
5.250% due 1/15/2037	2,040,000	2,207,908

Plains Exploration & Production Co.
6.125% due 6/15/2019	2,017,000	2,226,264
7.625% due 4/1/2020	10,352,000	11,102,520
6.500% due 11/15/2020	16,616,000	18,402,220
6.625% due 5/1/2021	12,287,000	13,623,211
6.750% due 2/1/2022	14,445,000	16,395,075
6.875% due 2/15/2023	2,364,000	2,745,195

Platinum Underwriters Finance, Inc.
7.500% due 6/1/2017	15,891,000	18,033,250

PNC Financial Services Group
6.750% due 8/1/2021 (b)(e)	34,389,000	38,601,652

PNC Funding Corp.
5.250% due 11/15/2015	352,000	370,835

PNM Resources Inc.
9.250% due 5/15/2015	3,057,000	3,226,407

PPF Funding, Inc.
5.625% due 1/15/2017 (f)	245,000	261,774

PPL Energy Supply, LLC
6.500% due 5/1/2018	38,402,000	41,809,525

Principal Life Income Funding Trusts
4.007% due 4/1/2016 (b)	50,000	51,743

Prologis, Inc.
6.875% due 3/15/2020	69,000	81,891

Protective Life Corp.
4.875% due 11/1/2014	820,000	824,973

Provident Cos., Inc.
7.000% due 7/15/2018	1,057,000	1,225,894

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Prudential Financial, Inc.
6.200% due 1/15/2015	350,000	$357,403
5.000% due 3/16/2015	142,000	144,747
5.250% due 5/15/2015	15,000	15,415
8.875% due 6/15/2038 (b)	31,958,000	38,789,022

Prudential PLC
11.750% due 12/23/2014 (b)(e)(f)	10,268,000	10,579,120

QVC Inc.
7.375% due 10/15/2020 (f)	21,850,000	23,355,683

R.R. Donnelley & Sons Co.
5.500% due 5/15/2015	3,314,000	3,405,135
8.600% due 8/15/2016	327,000	367,875
6.125% due 1/15/2017	1,669,000	1,781,658

Regions Bank / Birmingham AL
7.500% due 5/15/2018	15,723,000	18,552,920

Regions Financial Corp.
5.750% due 6/15/2015	3,927,000	4,078,822

Reinsurance Group of America, Inc.
6.750% due 12/15/2065 (b)	33,768,000	34,696,620

Rogers Communications Inc.
6.750% due 3/15/2015	6,000	6,197

Royal Bank of Scotland PLC
3.150% due 9/15/2014	1,500,000	1,501,063

Russian Agricultural Bank OJSC via RSHB Capital S.A.
5.298% due 12/27/2017 (f)	10,000,000	9,562,500
5.298% due 12/27/2017 (f)	2,000,000	1,912,500
7.750% due 5/29/2018 (f)	5,000,000	5,156,000

Russian Railways via RZD Capital PLC
5.739% due 4/3/2017 (f)	6,120,000	6,289,279
5.700% due 4/5/2022 (f)	33,200,000	32,279,032

Seagate HDD Cayman
6.875% due 5/1/2020	69,419,000	73,931,235

Security Benefit Life Insurance
8.750% due 5/15/2016 (f)	8,000,000	8,690,904

Seminole Indian Tribe of Florida
8.030% due 10/1/2020 (f)	37,500,000	40,125,000

SESI LLC
6.375% due 5/1/2019	29,886,000	31,455,015
7.125% due 12/15/2021	45,470,000	51,267,425

Skyway Concession Co. LLC
0.514% due 6/30/2017 (b)(f)	17,575,000	16,696,250

SL Green Realty Corp.
5.000% due 8/15/2018	16,215,000	17,533,052

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SLM Corp.
5.050% due 11/14/2014	142,000	$143,065
3.877% due 12/15/2014 (b)	444,000	444,049
5.000% due 3/15/2015 (c)	11,000	11,000
5.000% due 4/15/2015	448,000	457,520
4.077% due 9/15/2015 (b)	90,000	91,195
5.000% due 9/15/2015	55,000	55,008
5.000% due 9/15/2015	140,000	139,778
5.000% due 9/15/2015	46,000	46,036
5.250% due 9/15/2015	75,000	75,016
4.177% due 12/15/2015 (b)	128,000	128,073
5.150% due 3/15/2017	3,085,000	3,068,292
4.800% due 6/15/2017 (c)	59,000	58,377
5.100% due 6/15/2017 (c)	35,000	34,613
4.700% due 12/15/2017 (c)	33,000	32,967
5.250% due 3/15/2018	5,000	4,987
5.450% due 3/15/2018	74,000	73,707
5.600% due 3/15/2018	30,000	29,999
5.000% due 6/15/2018	168,000	167,160
5.600% due 6/15/2018	29,000	28,970
8.450% due 6/15/2018	9,790,000	11,392,623
5.200% due 12/15/2018 (c)	30,000	29,773
5.450% due 12/15/2018 (c)	46,000	45,653
5.250% due 3/15/2019	42,000	41,532
5.500% due 3/15/2019	800,000	799,214
5.900% due 3/15/2019 (c)	30,000	29,699
6.000% due 3/15/2019 (c)	110,000	109,283
6.000% due 3/15/2019 (c)	61,000	60,177
6.200% due 3/15/2019 (c)	44,000	42,990
6.250% due 3/15/2019 (c)	20,000	19,698
6.600% due 3/15/2019 (c)	375,000	372,968
5.190% due 4/24/2019	731,000	727,345
4.377% due 5/3/2019 (b)	217,000	207,749
5.000% due 6/15/2019	158,000	156,356
5.000% due 6/15/2019	48,000	47,323
5.150% due 6/15/2019	11,000	10,819
6.000% due 6/15/2019	25,000	24,734
6.000% due 6/15/2019	94,000	92,010
5.500% due 9/15/2019	5,000	4,919
6.000% due 9/15/2019	43,000	42,757
8.000% due 3/25/2020	20,888,000	24,125,640
6.000% due 9/15/2020 (c)	15,000	14,807
6.250% due 9/15/2020 (c)	154,000	152,368
6.500% due 12/15/2020 (c)	71,000	70,490
6.750% due 12/15/2020 (c)	306,000	300,563
6.750% due 12/15/2020 (c)	95,000	93,150
6.000% due 6/15/2021 (c)	67,000	66,136
6.000% due 6/15/2021	40,000	39,826
6.000% due 6/15/2021	251,000	248,390
6.000% due 6/15/2021	381,000	374,925
6.150% due 6/15/2021	271,000	269,783
6.150% due 6/15/2021	152,000	148,941
7.000% due 6/15/2021 (c)	194,000	192,529
7.250% due 1/25/2022	805,000	898,581
5.400% due 4/25/2023 (c)	70,000	66,012

StanCorp Financial Group, Inc.
6.900% due 6/1/2067 (b)	10,235,000	10,644,400

Standard Chartered PLC
4.000% due 7/12/2022 (b)(f)	37,273,000	38,463,872

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Stanley Black & Decker Inc.
5.750% due 12/15/2053 (b)	32,733,000	$35,482,572

State Bank of India/London
4.125% due 8/1/2017 (f)	9,500,000	9,913,364

Steelcase Inc.
6.375% due 2/15/2021	787,000	914,257

Sunoco, Inc.
4.875% due 10/15/2014	2,608,000	2,619,141
9.625% due 4/15/2015	6,725,000	7,068,136

SunTrust Bank
5.000% due 9/1/2015	690,000	719,697
5.450% due 12/1/2017	51,000	56,499

Susa Partnership L.P.
8.200% due 6/1/2017	16,000	18,601
7.450% due 7/1/2018	130,000	151,656

Tech Data Corp.
3.750% due 9/21/2017	4,301,000	4,508,244

Telecom Italia
6.999% due 6/4/2018	18,868,000	21,368,010
7.175% due 6/18/2019	1,480,000	1,687,200

Texas Gas Transmission, LLC
4.600% due 6/1/2015	710,000	730,367

Textron Inc.
6.200% due 3/15/2015	1,492,000	1,538,700

Transatlantic Holdings, Inc.
5.750% due 12/14/2015	2,590,000	2,743,331

Transocean Inc.
6.000% due 3/15/2018	8,188,000	9,111,516
7.375% due 4/15/2018	26,000	30,096

UDR, Inc.
5.250% due 1/15/2015	690,000	701,916

Union Electric Co.
4.750% due 4/1/2015	15,000	15,375

Unitrin, Inc.
6.000% due 11/30/2015	10,197,000	10,783,705
6.000% due 5/15/2017	9,526,000	10,477,095

Unum Group
7.125% due 9/30/2016	1,200,000	1,347,415

URS Corp.
3.850% due 4/1/2017	9,423,000	9,775,816

Washington Real Estate Investment Trust
5.350% due 5/1/2015	72,000	73,969

Wells Fargo & Co.
7.980% due 3/15/2018 (b)(e)	67,181,000	75,914,530

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Western Union Co.
5.930% due 10/1/2016	33,095,000	$36,184,981

Westvaco Corp.
7.650% due 3/15/2027	248,000	277,681
7.500% due 6/15/2027	626,000	707,141

Weyerhaeuser Co.
6.950% due 8/1/2017	195,000	224,000

White Mountains Re Group, Ltd.
6.375% due 3/20/2017 (f)	9,496,000	10,576,987

Willis N.A. Inc.
6.200% due 3/28/2017	2,131,000	2,337,575

Wyndham Worldwide
6.000% due 12/1/2016	2,615,000	2,878,493
5.750% due 2/1/2018	2,035,000	2,199,418

Wynn Las Vegas LLC
7.875% due 5/1/2020	7,148,000	7,630,490
7.750% due 8/15/2020	67,866,000	73,295,280

XL Group PLC
6.500% due 4/15/2017 (b)(e)	85,235,000	82,358,319

ZFS Finance USA Trust II
6.450% due 12/15/2065 (b)(f)	5,000,000	5,362,500

Zions Bancorporation
4.000% due 6/20/2016	60,000	62,459
4.500% due 3/27/2017	1,125,000	1,192,653

Total Corporate Bonds		3,039,735,032

Federal Agency Mortgage-Backed Securities - 0.0%
Fannie Mae
7.000% due 7/1/2015, Series 53-5461F	1,003	1,016
8.000% due 9/1/2015, Series 53-5460F	2,367	2,410
6.500% due 1/1/2019, Series 76-9194F	39,296	41,525
6.000% due 10/1/2037, Series 88-8736F	204,595	223,084
6.000% due 3/1/2038, Series 25-7134F	145,786	159,276

Freddie Mac
4.500% due 5/1/2018, Series P1-0032	27,416	27,925
6.500% due 12/1/2018, Series C9-0241	27,612	31,108
6.000% due 11/1/2021, Series G1-2449	45,002	48,581
6.000% due 2/1/2022, Series G1-2758	88,769	97,083

Ginnie Mae
5.500% due 6/15/2017, Series 58-4476X	1,118	1,173
5.500% due 7/20/2018, Series 00-3411M	9,213	9,724
7.000% due 5/15/2033, Series 78-2071X	42,942	50,516
5.500% due 6/20/2038, Series 00-4163M	28,776	30,716

Total Federal Agency Mortgage-Backed Securities		724,137

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds - 2.6%
California Earthquake Authority
6.169% due 7/1/2016	590,000	$612,202

Casino Reinvestment Development Authority NJ
5.340% due 6/1/2020	9,215,000	9,467,491

City of Atlantic City NJ
4.750% due 12/15/2015	220,000	228,444

City of Cleveland OH Airport System Revenue
5.239% due 1/1/2017	650,000	671,346

City of Detroit MI Water Supply System Revenue
3.607% due 7/1/2016	325,000	320,086

City of Miami FL
6.750% due 12/1/2018	1,110,000	1,230,935

County of Reeves TX Certs. of Participation
5.150% due 12/1/2014	40,000	40,116
4.250% due 12/1/2015	10,000	10,119
6.150% due 12/1/2015	1,000,000	1,040,550
7.000% due 12/1/2015	10,000	10,508
5.000% due 12/1/2016	55,000	56,995
6.000% due 12/1/2016	75,000	77,564
5.000% due 12/1/2017	45,000	46,759
6.250% due 12/1/2017	20,000	20,672
7.400% due 12/1/2017	185,000	193,782
5.625% due 12/1/2018	25,000	26,441
6.500% due 12/1/2018	125,000	129,228
7.500% due 12/1/2018	35,000	36,604
6.750% due 12/1/2019	615,000	632,620
6.125% due 12/1/2020	375,000	403,976
6.875% due 12/1/2020	370,000	382,195
6.375% due 12/1/2021	45,000	48,741
7.000% due 12/1/2021	360,000	371,502
7.700% due 12/1/2021	3,210,000	3,339,395

Fannin County TX Public Facility Corp.
2.950% due 10/1/2015	335,000	338,765
3.950% due 10/1/2016	675,000	686,759
4.600% due 10/1/2017	740,000	755,015
5.200% due 10/1/2019	515,000	517,637
5.650% due 10/1/2021	625,000	628,738

Garza County TX Public Facility Corp.
6.200% due 10/1/2020	1,800,000	1,889,118

Guam Gov't. Waterworks Authority
1.880% due 7/1/2016	3,320,000	3,315,584
2.516% due 7/1/2017	210,000	209,202

Harris County-Houston TX Sports Authority
6.500% due 11/15/2016	205,000	208,374

Kentucky Economic Development Finance Authority
7.000% due 12/1/2021	185,000	187,997

Lancaster PA Parking Authority
5.760% due 12/1/2017	520,000	543,904

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (Continued)
LL & P Wind Energy, Inc. WA
5.733% due 12/1/2017 (f)	865,000	$879,575
5.983% due 12/1/2022 (f)	8,595,000	8,903,646

Los Angeles CA Community College District
4.760% due 8/1/2015	40,000	40,103

Memphis TN Health Educational & Housing Facility Board
4.500% due 3/1/2018	280,000	277,682

New Jersey Economic Development Authority
5.000% due 6/15/2017 (f)	810,000	826,467

Pontotoc County OK Educational Facilities Authority
4.119% due 9/1/2023	395,000	407,320

Puerto Rico Commonwealth Gov't. Development Bank
4.704% due 5/1/2016	24,080,000	19,869,612
3.875% due 2/1/2017	8,000,000	6,279,200
4.375% due 2/1/2019	12,395,000	9,252,744

San Luis AZ Facility Development Corp.
4.050% due 5/1/2016	1,005,000	1,004,799
4.650% due 5/1/2017	1,130,000	1,130,215
5.050% due 5/1/2018	780,000	787,714
5.350% due 5/1/2019	1,240,000	1,239,901
5.600% due 5/1/2020	670,000	681,296
5.700% due 5/1/2020	850,000	866,422
5.800% due 5/1/2021	1,055,000	1,075,309
5.900% due 5/1/2021	980,000	1,001,286
6.100% due 5/1/2022	1,030,000	1,044,647
6.200% due 5/1/2022	1,035,000	1,052,243

Summit County OH Development Finance Authority
6.250% due 5/15/2026	75,000	77,093

Willacy County TX Local Gov't. Corp.
7.800% due 12/1/2028	1,515,000	1,618,050

Willacy County TX Public Facility Corp.
5.000% due 12/1/2015	1,230,000	1,262,287
6.000% due 12/1/2016	1,330,000	1,407,339
6.000% due 12/1/2017	390,000	417,569
5.600% due 12/1/2018	420,000	446,880

Total Taxable Municipal Bonds		90,528,763

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal Amount
	or Shares	Value
BONDS (continued)

Tax-Exempt Municipal Bonds - 0.4%
Casino Reinvestment Development Authority NJ
5.250% due 6/1/2019	5,000,000	$5,143,700

Harris County-Houston TX Sports Authority
0.000% due 11/15/2019 (d)	11,680,000	8,826,226
0.000% due 11/15/2020 (d)	65,000	46,479

Total Tax-Exempt Municipal Bonds		14,016,405

United States Government & Agency Issues - 2.1%
Federal Home Loan Banks
1.233% due 8/14/2024 (b)	72,000,000	71,942,904

Total United States Government & Agency Issues		71,942,904

TOTAL BONDS (COST $3,468,335,523)		3,490,476,848

SHORT-TERM INVESTMENTS - 0.1%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.044% (a)	100,834	100,834

Total Money Market Funds		100,834

United States Government & Agency Issues - 0.1%
U.S. Treasury Bills
0.005% due 9/4/2014 (b)	3,136,000	3,135,998

Total United States Government & Agency Issues		3,135,998

TOTAL SHORT-TERM INVESTMENTS (COST $3,236,832)		3,236,832

TOTAL INVESTMENTS - 98.9% (COST $3,471,572,355)		3,493,713,680

NET OTHER ASSETS AND LIABILITIES - 1.1%		40,279,459

NET ASSETS - 100.0%		$3,533,993,139

(a) Represents the 7-day yield at August 31, 2014.
(b) Rate shown represents the current coupon rate at August 31, 2014.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) Zero-coupon security.
(e) Perpetual maturity; date shown represents next contractual call date.
(f) Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board.

PLC: Public Limited Company
S.A.: Generally designates corporations in various countries, mostly those employing the civil law.

At August 31, 2014, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$3,471,652,883
Unrealized appreciation	$64,943,006
Unrealized depreciation	$(42,882,209)
Net unrealized appreciation (depreciation)	$22,060,797

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2014

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are generally valued at amortized cost basis. Exchange-traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of August 31, 2014.

In accordance with generally accepted accounting principles accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

1

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, sovereign bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2014:

LargeCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$126,464,877	$-	$-	$126,464,877
Short-term securities	176,026	-	-	176,026
Total Assets	$126,640,903	$-	$-	$126,640,903

MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$39,620,014	$-	$-	$39,620,014
Short-term securities	17,643	-	-	17,643
Total Assets	$39,637,657	$-	$-	$39,637,657

Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	-	$3,490,476,848	$-	3,490,476,848
Short-term securities	$100,834	3,135,998	-	3,236,832
Total Assets	$100,834	$3,493,612,846	$-	$3,493,713,680

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the nine-month period ended August 31, 2014. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

2

Item 2. Controls and Procedures

(a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of October, 2014.

THOMPSON IM FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 28th day of October, 2014.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

3